Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (6,961,918)	$ (3,848,143)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	17,527	34,569
Interest expense	4,713,858	3,348,103
Loss on disposition of assets	48,327
Preferred dividends – accrued		(95,488)
Provision for bad debts	92,444	92,444
Forgiveness of PPP loan	(471,300)	(812,324)
Changes in operating assets and liabilities:
Other current assets	(71,553)	(69,687)
(Increase) decrease in leased assets	384,358	(1,297,511)
Deposit	(82,213)	(257,083)
Deferred tax asset		111,950
Accounts payable and accrued liabilities	2,056,163	224,112
(Decrease) increase in lease liabilities	(321,374)	862,422
Net cash used in operating activities	(549,019)	(1,706,636)
Cash flows from investing activities:
Proceeds from sale of fixed assets	10,000	7,000
Net cash provided by investing activities	10,000	7,000
Cash flows from financing activities:
Proceeds from issuance of convertible notes	525,000	1,706,945
Net cash provided by financing activities	525,000	1,706,945
Net change in cash	(14,019)	7,309
Cash, beginning of period	19,915	12,607
Cash, end of period	5,896	19,915
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Note Payable addition from OID
Warrants issued for debt discount
Common shares issued for convertible notes - inducement